Long-term Prepayments for Lease	12 Months Ended
Dec. 31, 2019
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Long-term Prepayments for Lease
20.	LONG-TERM PREPAYMENTS FOR LEASE

Long-term prepayments for lease mainly represented land use rights located in China with periods for use from 30 to 70 years and will expire through 2048 to 2089. Starting from 2019, the Group reclassified the amount of NT$6,599,225 thousand (US$220,636 thousand) and NT$4,165,610 thousand (US$139,271 thousand) to investment properties and right-of-use assets, respectively, upon initial application of IFRS 16.